Nature of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Nature Of Business and Summary Of Significant Accounting Policies [Abstract]
Interim Financial Information Policy [Policy Text Block]
Interim Financial Information
The condensed consolidated balance sheet as of December 31, 2013, which has been derived from audited consolidated financial statements, and the unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. Operating results for the three and six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014 or any other period. The accompanying consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements of the Company, and notes thereto, contained in this report. The financial information furnished in this report is unaudited and reflects all adjustments which are normal recurring adjustments and which, in the opinion of management, are necessary to fairly present the results of the interim periods presented in order to make the consolidated financial statements not misleading.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Sajan, Inc. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Sajan and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts receivable, accounts payable and other accrued expenses, approximate their fair values due to their short maturities and/or market-consistent interest rates.

Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts receivable, accounts payable and other accrued expenses, approximate their fair values due to their short maturities and/or market-consistent interest rates.

Receivables, Policy [Policy Text Block]
Accounts Receivable
The Company extends unsecured credit to customers in the normal course of business. The Company provides an allowance for doubtful accounts when appropriate, the amount of which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions on an individual customer basis. Normal accounts receivable are due 30 days after issuance of the invoice. Receivables are written off only after all collection attempts have failed, and are based on individual credit evaluation and specific circumstances of the customer. Accounts receivable have been reduced by an allowance for uncollectible accounts of $30 at June 30, 2014 and $15 at December 31, 2013. Management believes all accounts receivable in excess of the allowance are fully collectible. The Company does not accrue interest on accounts receivable.

Accounts Receivable
The Company extends unsecured credit to customers in the normal course of business. The Company provides an allowance for doubtful accounts when appropriate, the amount of which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions on an individual customer basis. Normal accounts receivable are due 30 days after issuance of an invoice. Receivables are written off only after all collection attempts have failed, and are based on individual credit evaluation and specific circumstances of the customer. Accounts receivable have been reduced by an allowance for uncollectible accounts of $15 at both December 31, 2013 and 2012. Management believes all accounts receivables in excess of the allowance are fully collectible. The Company does not accrue interest on accounts receivable.

Stockholders Equity Reverse Stock Split [Policy Text Block]
Reverse Stock Split
At our 2014 Annual Meeting of Stockholders held on June 12, 2014, our stockholders approved a proposal granting our Board of Directors authority to effect a reverse stock split. On June 12, 2014 the Board approved a reverse stock split at a ratio of 1-for-4 and the reverse split was effective at 11:59 p.m. on June 16, 2014. The reverse stock split did not result in a reduction in the number of authorized shares of common stock. The accompanying financial statements and footnotes have been adjusted retroactively to reflect the reverse stock split.

Reverse Stock Split
At our 2014 Annual Meeting of Shareholders held on June 12, 2014, our shareholders approved a proposal granting our Board of Directors authority to effect a reverse stock split. On June 12, 2014 the Board approved a reverse stock split at a ratio of 1-for-4 and the reverse split was implemented on June 16, 2014. The reverse stock split did not result in a reduction in the number of authorized shares of common stock. The accompanying financial statements and footnotes have been adjusted retroactively to reflect the reverse stock split.

Earnings Per Share, Policy [Policy Text Block]
Income/Loss Per Common Share
Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding.
Diluted earnings (loss) per share is computed based on the weighted average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued.
For the three months ended June 30, 2014 and 2013 we excluded options to purchase 40 and 262 shares, respectively, and warrants to purchase 13 shares from the diluted weighted average shares outstanding calculation because the inclusion of these shares would have been anti-dilutive. For the six months ended June 30, 2014 we excluded all options and warrants to purchase shares because the Company had a net loss and inclusion of these shares would have been anti-dilutive. For the six months ended June 30, 2013, we excluded options to purchase 262 shares and warrants to purchase 13 shares from the diluted weighted average shares outstanding calculation because the inclusion of these shares would have been anti-dilutive.
A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Three months ended June 30,
	2014	2013
Numerator:
Net income	$184	$147
Denominator:
Weighted average common shares outstanding – basic	4,067	4,067
Effect of dilutive stock options and warrants	103	10
Weighted average common shares outstanding – diluted	4,170	4,077
Basic earnings per common share	$0.05	$0.04
Diluted earnings per common share	$0.04	$0.04

	Six months ended June 30,
	2014	2013
Numerator:
Net (loss) income	$(216)	$163
Denominator:
Weighted average common shares outstanding – basic	4,067	4,067
Effect of dilutive stock options and warrants	0	10
Weighted average common shares outstanding – diluted	4,067	4,077
Basic (loss) earnings per common share	$(0.05)	$0.04
Diluted (loss) earnings per common share	$(0.05)	$0.04

Income/Loss Per Common Share
Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding.
Diluted earnings (loss) per share is computed based on the weighted average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued.
In 2013, options to purchase 245 shares and warrants to purchase 13 shares were excluded from the diluted weighted average share outstanding calculation because the inclusion of these shares would have been anti-dilutive. In 2012, options to purchase 285 shares and warrants to purchase 44 shares were excluded from the diluted weighted average share outstanding calculation because the inclusion of these shares would have been anti-dilutive.
A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Years Ended
	2013	2012
Net income (loss)	$38	$(1,052)
Weighted average common shares outstanding – basic	4,067	4,050
Income (loss) per common share – basic	$0.01	$(0.26)
Weighted average common shares outstanding – diluted	4,102	4,050
Income (loss) per common share – diluted	$0.01	$(0.26)

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are recorded at cost and depreciated over their estimated useful lives, initially determined to be two to twelve years, using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating results. Repairs and maintenance costs are expensed as incurred.

Property and Equipment
Property and equipment are recorded at cost and depreciated over their estimated useful lives, initially determined to be two to twelve years, using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating results. Repairs and maintenance costs are expensed as incurred.

Deferred Financing Costs [Policy Text Block]
Deferred Financing Costs
Deferred financing costs of $217 are included in other long-term assets and represent investment banking fees, legal and accounting fees in connection with the Company’s filing of a Registration Statement on Form S-1 with the SEC relating to a proposed sale of the Company’s common stock to the public. These fees will be shown as an offset to the net proceeds of such offering if the offering closes or written off if the offering is not successful.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets
The Company’s intangible assets consist of customer lists, patents and licenses, are subject to amortization, and consist of the following:

	June 30, 2014	December 31, 2013
Customer lists acquired	$784	$784
Patents and licenses	211	193
Less accumulated amortization	(652)	(531)
Total intangible assets, net	$343	$446
Intangible assets are amortized over their expected useful lives of 4 to 15 years and their weighted average remaining life is 2 years. Amortization of intangible assets was $60 and $84 for the three month periods ended June 30, 2014 and 2013, respectively, and $121 and $168 for the six month periods ended June 30, 2014 and 2013, respectively. Estimated amortization expense of intangible assets for the years ending December 31, 2014, 2015, 2016, 2017, 2018 and thereafter is $241, $203, $4, $2, $2 and $12, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-lived Assets
The Company annually reviews its long-lived assets for events or changes that may indicate that the carrying amount of a long-lived asset may not be recoverable or exceeds its fair value. There was no impairment for the three and six months ended June 30, 2014 and 2013.

Long-lived Assets
The Company annually reviews its long-lived assets for events or changes in circumstances that may indicate that their carrying amount may not be recoverable or exceeds their fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company's long-lived assets, which include equipment, capitalized software, intangibles and patents, are subject to depreciation or amortization. There was no impairment for the years ended December 31, 2013 and 2012.

Research, Development, and Computer Software, Policy [Policy Text Block]
Capitalized Software Development Costs
The Company capitalizes software development costs incurred during the application development stage related to new software or major enhancements to the functionality of existing software that is developed solely to meet the Company’s internal operational needs and when no substantive plans exist or are being developed to market the software externally. Costs capitalized include external direct costs of materials and services and internal payroll and payroll-related costs. Any costs during the preliminary project stage or related to training or maintenance are expensed as incurred. Capitalization ceases when the software project is substantially complete and ready for its intended use. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life. The Company did not capitalize any software development costs in either of the three or six months ended June 30, 2014. During the three and six months ended June 30, 2013, the Company capitalized $94 and $242, respectively, related to software development activities.
Capitalized software development costs consist of the following as of:

	June 30, 2014	December 31, 2013
Capitalized software development costs	$543	$746
Less accumulated amortization	(240)	(353)
Total capitalized software development costs, net	$303	$393
When the projects are ready for their intended use, the Company amortizes such costs over their estimated useful lives of three years. In the six months ended June 30, 2014, $203 of fully amortized capitalized development costs were written off due to the software no longer being in use. Capitalized software amortization expense was $45 and $39 for the three months ended June 30, 2014 and 2013, respectively, and $90 and $62 for the six months ended June 30, 2014 and 2013, respectively. Amortization expense for capitalized software costs is expected to be $181, $169 and $43 in 2014, 2015, and 2016, respectively.

Capitalized Software Development Costs
Sajan capitalizes software development costs incurred during the application development stage related to new software or major enhancements to the functionality of existing software that is developed solely to meet the entity’s internal operational needs and when no substantive plans exist or are being developed to market the software externally. Costs capitalized include external direct costs of materials and services and internal payroll and payroll-related costs. Any costs during the preliminary project stage or related to training or maintenance are expensed as incurred. Capitalization ceases when the software project is substantially complete and ready for its intended use. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life. When the projects are ready for their intended use, the Company amortizes such costs over their estimated useful lives of three years.

Compensation Related Costs, Policy [Policy Text Block]
Stock-Based Compensation
The Company measures and recognizes compensation expense for all stock-based compensation at fair value. The Company recognizes stock-based compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Total stock-based compensation expense was $65 and $51 for the three months ended June 30, 2014 and 2013, respectively, and $129 and $100 for the six months ended June 30, 2014 and 2013, respectively. As of June 30, 2014, there was approximately $607 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s 2004 Amended and Restated Long-Term Incentive Plan and 2014 Equity Incentive Plan. That cost is expected to be recognized over a weighted-average period of three years.
There were 7,500 options issued during the three and six months ended June 30, 2014. There were 3,750 and 78,750 options issued during the three and six months ended June 30, 2013, respectively. In determining the compensation cost of the options granted, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	Three months ended June 30,
	2014	2013
Risk-free interest rate	1.6%	0.8%
Expected life of options granted	7 Yrs.	7 Yrs.
Expected volatility range	91.6%	86.1%
Expected dividend yield	—	—
Using the Black-Scholes option pricing model, management has determined that the options issued in the three months ended June 30, 2014 and 2013 have a weighted-average grant date fair value of $4.66 and $2.40 per share, respectively.

	Six months ended June 30,
	2014	2013
Risk-free interest rate	1.6%	0.9%
Expected life of options granted	7 Yrs.	7 Yrs.
Expected volatility range	91.6%	87.6%
Expected dividend yield	—	—
Using the Black-Scholes option pricing model, management has determined that the options issued in the six months ended June 30, 2014 and 2013 have a weighted-average grant date fair value of $4.66 and $2.72 per share, respectively.

Stock-Based Compensation
The Company measures and recognizes compensation expense for all stock-based compensation at fair value. The Company recognizes stock-based compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Total stock-based compensation expense was $247 in 2013 and $179 in 2012. As of December 31, 2013, there was $641 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s 2004 Long-Term Incentive Plan. That cost is expected to be recognized over a weighted-average period of three years. This is an estimate based on options currently outstanding, and therefore this projected expense could be more in the future.
The Company’s determination of fair value of share-based compensation awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of variables. These variables include, but are not limited to the Company’s expected stock price volatility, and actual and projected stock option exercise behaviors and forfeitures. An option’s expected term is the estimated period between the grant date and the exercise date of the option. As the expected term increases, the fair value of the option and the compensation cost will also increase. The expected-term assumption is generally calculated using historical stock option exercise data; however, the Company does not have historical exercise data to develop such an assumption. As a result, the Company determined the expected term assumption using the simplified expected-term calculation as provided in SEC Staff Accounting Bulletin 107.
The Company calculates expected volatility for stock options and awards using its own stock price. Management expects and estimates substantially all directors and employee stock options will vest, and therefore the forfeiture rate used is zero. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of grant.
In determining the compensation cost of the options granted during 2013 and 2012, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	2013	2012
Risk-free interest rate	1.2%	0.7%
Expected life of options granted	7 years	7 years
Expected volatility range	88%	69%
Expected dividend yield	—%	—%
Using the Black-Scholes option pricing model, management has determined that the options and warrants issued in 2013 and 2012 have a weighted-average grant date fair value of $3.44 and $2.40 per share, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company derives revenues primarily from language translation services and professional consulting services.
Translation services utilize the Company’s proprietary translation management system — Transplicity —  to provide a solution for all of the customer’s language translation requirements. Services include content analysis, translation memory and retrieval, language translation, account management, graphic design services, technical consulting and professional services. Services associated with translation of content are generally billed on a “per word” basis. Professional services, including technical consulting and project management, are billed on a per hour rate basis.
The Company considers revenue earned and realizable at the time services are performed and amounts are earned. Sajan considers amounts to be earned when (1) persuasive evidence of an arrangement has been obtained; (2) services are delivered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) is based on management’s judgments regarding the fixed nature of the fee charged for services rendered and products delivered and the collectability of those fees. The Company recognizes revenue for translations services on a standard “per word” basis at the time the translation is completed. The Company recognizes revenue for professional services when the services have been completed in accordance with the statement of work.
Sajan’s agreements with its customers may provide the customer with a limited time period following delivery of the project for the customer to identify any non-conformities to the pre-defined project specifications. The Company has the opportunity to correct these items. Historically, errors in project deliverables have been minimal and accordingly, revenue is recognized as services are performed.
Revenues recognized in excess of billings are recorded as unbilled services. Billings in excess of revenues recognized and customer prepayment for services are recorded as deferred revenue and customer prepayments; to the extent cash has been received.

Revenue Recognition
The Company derives revenues primarily from language translation services and professional consulting services.
Translation services utilize the Company’s proprietary translation management system — Transplicity —  to provide a solution for all of the customer’s language translation requirements. Services include content analysis, translation memory and retrieval, language translation, account management, graphic design services, technical consulting and professional services. Services associated with translation of content are generally billed on a “per word” basis. Professional services, including technical consulting and project management, are billed on a per hour rate basis.
The Company considers revenue earned and realizable at the time services are performed and amounts are earned. Sajan considers amounts to be earned when (1) persuasive evidence of an arrangement has been obtained; (2) services are delivered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the fee charged for services rendered and products delivered and the collectability of those fees. The Company recognizes revenue for translations services on a standard “per word” basis at the time the translation is completed. The Company recognizes revenue for professional services when the services have been completed in accordance with the statement of work.
Sajan’s agreements with its customers may provide the customer with a limited time period following delivery of the project for the customer to identify any non-conformity to the pre-defined project specifications. The Company has the opportunity to correct these items. Historically, errors in project deliverables have been minimal and accordingly, revenue is recognized as services are performed.
Revenues recognized in excess of billings are recorded as unbilled services. Billings in excess of revenues recognized and customer prepayment for services are recorded as deferred revenue and customer prepayments; to the extent cash has been received.

Cost of Sales, Policy [Policy Text Block]
Cost of Revenues
Cost of revenues consists primarily of expenses incurred for translation services provided by third parties as well as salaries and associated employee benefits for personnel related to client projects.

Cost of Revenues
Cost of revenues consist primarily of expenses incurred for translation services provided by third parties as well as salaries and associated employee benefits for personnel related to client projects.

Research and Development, Policy [Policy Text Block]
Research and Development
Research and development expenses primarily represent costs incurred for development of maintenance and enhancements to the Company’s operating software system and include costs incurred during the preliminary project stage of development or related to training or maintenance activities. To a lesser degree, research and development expenses also consist of costs to add features to the Company’s operating software system that could make portions of the system licensable to outside third parties. Research and development expenses consist primarily of salaries and related costs of software engineers, and fees paid to third party consultants. All research and development expenses are expensed as incurred.

Research and Development
Research and development expenses represent costs incurred for development of routine enhancements to the Company’s operating software system and include costs incurred during the preliminary project stage of development or related to training or maintenance activities. Research and development expenses consist primarily of salaries and related costs of software engineers, and fees paid to third party consultants. All research and development expenses are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs Advertising costs are included in sales and marketing expenses and are expensed as incurred. Advertising costs totaled $10 in 2013 and $9 in 2012.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
For operations in local currency environments, assets and liabilities are translated at year-end exchange rates with cumulative translation adjustments included as a component of shareholders’ equity. Income and expense items are translated at average foreign exchange rates prevailing during the year. For operations in which the U.S. dollar is not considered the functional currency, certain financial statements amounts are re-measured at historical exchange rates, with all other asset and liability amounts translated at year-end exchange rates. These re-measured adjustments are reflected in the results of operations. Gains and losses from foreign currency transactions are included in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Foreign Currency Translation
For operations in local currency environments, assets and liabilities are translated at year-end exchange rates with cumulative translation adjustments included as a component of shareholders’ equity. Income and expense items are translated at average foreign exchange rates prevailing during the year. For operations in which the U.S. dollar is not considered the functional currency, certain financial statements amounts are re-measured at historical exchange rates, with all other asset and liability amounts translated at year-end exchange rates. These re-measured adjustments are reflected in the results of operations. Gains and losses from foreign currency transactions are included in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Income Tax, Policy [Policy Text Block]
Income Tax
Current income taxes are recorded based on statutory obligations for the current operating period for the various countries in which the Company has operations.
Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income Taxes
Current income taxes are recorded based on statutory obligations for the current operating period for the various countries in which the Company has operations.
Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Acquisition Expenses [Policy Text Block]
Acquisition Expenses
The Company expenses all accounting and legal fees as well as internal out-of-pocket costs related to potential acquisitions as they are incurred. The total of such costs in 2013 was $119 and is included as a part of general and administrative expenses.

Reclassification, Policy [Policy Text Block]
Reclassification of Prior Year Balances
Certain amounts related to amortization of prepaid expenses in the financial statements for the three and six months ended June 30, 2013 have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income (loss) or stockholders’ equity.

Reclassification of prior year balances
Certain amounts related to amortization of prepaid expenses in the 2012 financial statements have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income (loss) or stockholder’s equity.